Commitment and Contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Capital Raise Description	In connection with the merger we are committed to our previous preferred stock and debt holders to raise $9 million in a secondary IPO, as defined in the agreements.
Litigation		$ 246,632